ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Government authorities	$ 3,287	$ 3,084
Accrued royalties to the OCS (Note 10a)	283	269
Accrued expenses	6,970	3,637
Accrued expenses and other liabilities	$ 10,540	$ 6,990